Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2018	2017	2016
Expenses:
Interest on long-term bank debt	$(13,718)	$(2,779)	$(1,489)
Interest on Series A Notes, net	(5,494)	(6,112)	(6,565)
Interest on short-term bank credit and loans	(9,073)	(8,432)	(5,457)
Guarantees	(9,027)	(7,105)	(7,465)
Loss from exchange rate differences, net	(3,362)	(4,487)	(2,224)
Other	(5,807)	(7,148)	(2,030)
	(46,481)	(36,063)	(25,230)
Income:
Interest on cash, cash equivalents and bank deposits	1,115	751	933
Other	1,305	810	555
	2,420	1,561	1,488
	$(44,061)	$(34,502)	$(23,742)